Total
Wilmington New York Municipal Bond Fund
WILMINGTON NEW YORK MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 78 of this prospectus.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington New York Municipal Bond Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington New York Municipal Bond Fund		Class A	Class I
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.64%	0.39%	[1]
Total Annual Fund Operating Expenses		1.34%	0.84%
Fee Waivers and/or Expense Reimbursements	[2]	(0.52%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.82%	0.57%
[1]	Restated to reflect current fees.
[2]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.82% and 0.57%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Wilmington New York Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	530	806	1,104	1,947
Class I	58	241	439	1,012

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal, under normal circumstances, by investing its net assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified,
which means it can invest a larger percentage of assets in a small number of issuers. The Fund generally invests in investment grade municipal securities. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•
Alternative Minimum Tax Risk.
Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

•	Call Risk . Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•
Changing Fixed Income Market Conditions Risk.
The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•
Credit Risk
. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•
Interest Rate Risk
. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

•
Market Risk.
There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•
Municipal Securities Risk
. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner.

•
New York Investment Risk
.
The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

•
Non-Diversification
Risk
. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
•
Tax Risk
. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s Intermediate Municipal Bond Index. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter
2.80%
3/31/2019

Worst Quarter
(3.68)%
12/31/2016
The Fund’s Class I Shares total return for the
six-month
period from January 1, 2021 to June 30, 2021 was 1.03%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Wilmington New York Municipal Bond Fund		1 Year	5 Years	10 Years
Class I Shares		2.67%	2.51%	3.22%
Class I Shares | Return After Taxes on Distributions	[1]	2.62%	2.29%	3.10%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.27%	2.31%	2.97%
Class A Shares		(2.21%)	1.31%	2.49%
Standard & Poor's Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.04%	3.65%	4.27%
Standard & Poor's Intermediate Term New York AMT-Free Municipal Bond Index		3.33%	2.91%
[1]	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.